Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Interest income	$ 22,162	$ 11,250	$ 5,360
Interest expense	4,372	3,727	1,340
Change in foreign currency translation adjustment, tax	0	0	0
Available-for-sale securities:
Change in unrealized gain/ (loss), tax	0	0	0
Reclassification adjustment for net loss included in net income, tax	0	0	0
Sales and marketing [Member]
Operating expenses:
Sales and marketing, transaction with related parties	$ 802	$ 1,039	$ 2,651